Supplemental Quarterly Financial Data (Unaudited) 10-K (Tables)	12 Months Ended
Jun. 05, 2012
Supplemental Quarterly Financial Data (Unaudited) [Abstract]
Quarterly financial results

(In thousands, except per-share data)
	For the Year Ended June 5, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total

Revenues	$330,345	$307,405	$324,825	$363,203	$1,325,778
Gross profit*	$51,128	$42,685	$56,563	$69,721	$220,097
(Loss)/income before income taxes	$3,657	$(1,747)	$1,232	$(18,080)	$(14,938)
(Benefit)/provision for income taxes	564	254	(3,304)	(12,264)	(14,750)
Net (loss)/income	$3,093	$(2,001)	$4,536	$(5,816)	$(188)

(Loss)/earnings per share:
Basic	$0.05	$(0.03)	$0.07	$(0.09)	$(0.00)
Diluted	$0.05	$(0.03)	$0.07	$(0.09)	$(0.00)

	For the Year Ended May 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total

Revenues	$302,686	$290,451	$319,063	$352,962	$1,265,162
Gross profit*	$57,741	$45,001	$54,367	$63,538	$220,647
Income before income taxes	$16,077	$5,268	$15,545	$15,732	$52,622
Provision/(benefit) for income taxes	3,680	703	(455)	1,816	5,744
Net income	$12,397	$4,565	$16,000	$13,916	$46,878

Earnings per share:
Basic	$0.19	$0.07	$0.25	$0.22	$0.73
Diluted	$0.19	$0.07	$0.25	$0.21	$0.72

* We define gross profit as revenue less cost of merchandise, payroll and related costs, and other restaurant operating costs.